Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 16,050	$ 11,437
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	177	(24)
Provision for credit losses recognized in income	(9)	13
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(117)	(161)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	51	(172)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(4,316)	810
Net foreign currency translation gains (losses) from hedging activities	1,740	(397)
Reclassification of losses (gains) on foreign currency translation to income	(7)	(21)
Reclassification of losses (gains) on net investment hedging activities to income	(1)	21
Foreign currency translation adjustments	(2,584)	413
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	1,373	(1,145)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	272	72
Net change in cash flow hedges	1,645	(1,073)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans	2,251	(68)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	55	(263)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	38	28
Total items that will not be reclassified subsequently to income	2,344	(303)
Total other comprehensive income (loss), net of taxes	1,456	(1,135)
Total comprehensive income (loss)	17,506	10,302
Total comprehensive income attributable to:
Shareholders	17,501	10,295
Non-controlling interests	5	7
Total comprehensive income (loss)	$ 17,506	$ 10,302